Common Stock, Stock Option Plans and Stock Compensation Agreements (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 29, 2013
Stock options outstanding and exercisable
Outstanding number of Options	119,556
Outstanding, Average Life	5 years 1 month 6 days	[1]
Outstanding Average Exercise Price	$ 64.70
Exercisable number of Options	75,210
Exercisable, Average Exercise Price	$ 62.01
$52.13-$53.93
Stock options outstanding and exercisable
Price Range, Minimum	$ 52.13
Price Range, Maximum	$ 53.93
Outstanding number of Options	4,175
Outstanding, Average Life	1 month 6 days	[1]
Outstanding Average Exercise Price	$ 53.92
Exercisable number of Options	4,175
Exercisable, Average Exercise Price	$ 53.92
$54.89-$58.33
Stock options outstanding and exercisable
Price Range, Minimum	$ 54.89
Price Range, Maximum	$ 58.33
Outstanding number of Options	11,539
Outstanding, Average Life	5 years 1 month 6 days	[1]
Outstanding Average Exercise Price	$ 58.33
Exercisable number of Options	11,539
Exercisable, Average Exercise Price	$ 58.33
$58.34-$62.20
Stock options outstanding and exercisable
Price Range, Minimum	$ 58.34
Price Range, Maximum	$ 62.20
Outstanding number of Options	30,119
Outstanding, Average Life	4 years 1 month 6 days	[1]
Outstanding Average Exercise Price	$ 60.65
Exercisable number of Options	22,122
Exercisable, Average Exercise Price	$ 60.10
$62.62-$65.62
Stock options outstanding and exercisable
Price Range, Minimum	$ 62.62
Price Range, Maximum	$ 65.62
Outstanding number of Options	29,818
Outstanding, Average Life	5 years 3 months 18 days	[1]
Outstanding Average Exercise Price	$ 64.62
Exercisable number of Options	21,438
Exercisable, Average Exercise Price	$ 64.42
$65.80-$72.54
Stock options outstanding and exercisable
Price Range, Minimum	$ 65.80
Price Range, Maximum	$ 72.54
Outstanding number of Options	43,905
Outstanding, Average Life	6 years 1 month 6 days	[1]
Outstanding Average Exercise Price	$ 70.23
Exercisable number of Options	15,936
Exercisable, Average Exercise Price	$ 66.19

[1]	Average contractual life remaining in years.